Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
2013	2012

$190,424	$200,340
727,567	712,908
686,744	544,213
1,604,735	1,457,461
(360,424)	(281,111)
$1,244,311	$1,176,350